Dividends and Legal Reserves	12 Months Ended
Mar. 31, 2012
Dividends and Legal Reserves

(12) Dividends and Legal Reserves

The Company Law of Japan provides that earnings in an amount equal to 10% of dividends of retained earnings shall be appropriated as a capital surplus or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital surplus and a legal reserve equals 25% of stated capital. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of their respective countries.

Dividends and appropriations to the legal reserves charged to retained earnings during the years in the three-year period ended March 31, 2012 represent dividends paid out during those years and the related appropriations to the legal reserves. Dividends per share were ¥34, ¥51 and ¥60 for the years ended March 31, 2010, 2011 and 2012, respectively. The accompanying consolidated financial statements do not include any provision for the dividend of ¥15 per share aggregating ¥27,034 million proposed and resolved in the general shareholders’ meeting held on June 21, 2012.